Note 10 - Loss Per Common Share - Calculation of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Net loss attributable to common shareholders	$ (6,624)	$ (5,847)
Earnings per share:
Weighted average common shares outstanding, basic and diluted (in shares)	15,620,543	561
Loss per share, basic and diluted (in dollars per share)	$ (0.42)	$ (10,422.45)